CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
Current Assets
Cash and cash equivalents	$ 463,130	$ 467,845
Short-term marketable securities	76,077	50,595
Accounts receivable (net of allowance for doubtful accounts of $4,000 at October 30, 2011 and $4,000 at October 31, 2010)	461,110	430,939
Inventories	885,823	793,771
Income taxes receivable	24,423	8,525
Deferred income taxes	69,203	70,703
Prepaid expenses	10,048	12,153
Other current assets	8,417	23,635
Total Current Assets	1,998,231	1,858,166
Deferred Income Taxes	59,814	72,426
Goodwill	630,884	629,023
Other Intangibles	132,046	141,522
Pension Assets	80,208	61,272
Investments in and Receivables from Affiliates	295,698	214,389
Other Assets	140,420	155,017
Property, Plant and Equipment
Land	56,273	54,017
Buildings	749,143	729,718
Equipment	1,393,128	1,358,237
Construction in progress	50,286	45,283
Property, Plant and Equipment, Gross	2,248,830	2,187,255
Less allowance for depreciation	(1,341,740)	(1,265,152)
Total Property, Plant and Equipment	907,090	922,103
Total Assets	4,244,391	4,053,918
Current Liabilities
Accounts payable	390,171	361,287
Accrued expenses	40,539	46,408
Accrued workers compensation	32,218	33,022
Accrued marketing expenses	77,363	76,552
Employee related expenses	195,258	187,116
Taxes payable	8,137	9,339
Interest and dividends payable	34,500	37,489
Current maturities of long-term debt		350,000
Total Current Liabilities	778,186	1,101,213
Long-Term Debt - less current maturities	250,000
Pension and Post-Retirement Benefits	473,688	454,998
Other Long-Term Liabilities	82,701	91,068
Shareholders' Investment
Preferred stock, par value $.01 a share - authorized 160,000,000 shares; issued - none
Accumulated other comprehensive loss	(175,483)	(175,910)
Retained earnings	2,824,331	2,568,774
Hormel Foods Corporation Shareholders' Investment	2,656,582	2,400,657
Noncontrolling Interest	3,234	5,982
Total Shareholders' Investment	2,659,816	2,406,639
Total Liabilities and Shareholders' Investment	4,244,391	4,053,918
Common stock, nonvoting
Shareholders' Investment
Common stock
Common stock
Shareholders' Investment
Common stock	$ 7,734	$ 7,793